Summary of Reconciliation of Statutory U.S. Federal Income Tax Rate to Company's Effective Income Tax Rate (Detail)	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory U.S. federal income tax rate	35.00%		35.00%	35.00%	35.00%	35.00%
State income taxes, net of federal tax effect			(0.90%)	(0.40%)	(0.10%)	2.00%
Other permanent items			3.50%	9.70%	(1.30%)
Goodwill related items			19.20%		(8.30%)
Federal and state tax credits			(4.60%)		0.90%
Change in unrecognized tax benefits			2.10%	4.10%	(1.40%)
Nondeductible debt conversion costs						(18.40%)
Foreign dividends and Subpart F income, net of foreign tax credits			44.70%	78.70%	(6.90%)
Foreign earnings taxed at other than federal rate			(38.00%)	(56.20%)	6.80%	(0.20%)
Tax provision adjustments and revisions to prior years' returns			(5.40%)	9.50%
Change in valuation allowance			18.70%	4.20%	(1.50%)	0.30%
Other			0.20%	1.00%	0.70%	(0.50%)
Effective income tax rate	36.90%	40.90%	74.50%	85.60%	23.90%	18.20%